Organization and Principal Activities - Schedule of Consolidated Financial Information (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	¥ 350,288	¥ 311,071
Restricted cash	241
Accounts receivable, net	16,324	16,083
Amounts due from intra-Group companies	174,849	149,820
Inventory, net	3,210	6
Prepayments and other current assets	120,341	180,818
Total current assets	665,253	662,286
Property and equipment, net	748	1,330
Operating lease right-of-use assets	6,526	26,848
Deferred tax assets		847
Other non-current assets	3,501	10,945
Total non-current assets	10,775	39,970
TOTAL ASSETS	676,028	702,256
Accounts payables	29,390	61,888
Accrued expenses and other current liabilities	83,819	151,918
Amounts due to intra-Group companies	163,763	32,714
Income tax payable	21,992	9,642
Contract liabilities, current portion	235,376	380,548
Advance from customers	109,013	159,806
Operating lease liabilities, current portion	6,400	23,782
Total current liabilities	649,753	820,298
Contract liabilities, non-current portion	35,485	11,365
Operating lease liabilities, non-current portion	2,076	6,317
Deferred tax liabilities	29
Total non-current liabilities	37,590	17,682
TOTAL LIABILITIES	687,343	837,980
Revenues:
Total revenues	2,646,505	3,786,570	¥ 3,081,334
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(2,505,256)	(3,725,757)	(3,093,461)
Net (loss)/income	124,212	69,773	(15,092)
Cash flows from operating activities:
Net cash provided by transactions with third parties	543,230	644,984	548,728
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(612,743)	(713,732)	(415,703)
Net cash used in other transactions with intra-Group companies	(4,907)
Net cash provided by/ (used in) operating activities	(74,420)	(68,748)	133,025
Cash flows from investing activities:
Net cash provided by/ (used in) transactions with third parties	6,604	56,305	9,786
Net cash provided by transactions with related parties			24,386
Net cash provided by/ (used in) transactions with intra-Group companies	(25,029)	(141,984)	155,960
Net cash provided by/ (used in) investing activities	(18,425)	(85,679)	190,132
Cash flows from financing activities:
Net cash (used in)/provided by transactions with third parties	1,312	(2,250)	(1,530)
Net cash provided by transactions with intra-Group companies	130,991	45,672	17,000
Net cash provided by financing activities	132,303	43,422	15,470
- Earned from third-party customers [Member]
Revenues:
Total revenues	2,646,425	3,752,463	2,933,413
- Earned from a related party [Member]
Revenues:
Total revenues	80	34,107	147,921
Arising from non-intra-Group transactions [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(1,922,440)	(3,052,384)	(2,701,287)
Arising from the intra-Group technical consulting and related service under VIE Contractual Agreements [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(582,816)	(673,373)	¥ (392,174)
Related Party [Member]
Current assets:
Amounts due from related parties		¥ 4,488